Corporate debt (Tables)	12 Months Ended
Dec. 31, 2018
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of December 31, 2018 and 2017 is as follows:

	Balance as of December 31,
Non-current	2018	2017
Credit Facilities with financial entities	415,168	320,783
Notes and Bonds	-	253,393
Total Non-Current	415,168	574,176

	Balance as of December 31,
Current	2018	2017
Credit Facilities with financial entities	11,580	65,833
Notes and Bonds	257,325	3,074
Total Current	268,905	68,907

Repayment schedule for corporate debt
The repayment schedule for the Corporate debt at the end of 2018 is as follows:

	2019	2020	2021	2022	2023	Subsequent years	Total
New Revolving Credit Facility	-	-	107,560	-	-	-	107,560
Note Issuance Facility	128	-	-	102,908	102,350	102,350	307,736
2017 Credit Facility	11,452	-	-	-	-	-	11,452
2019 Notes	257,325	-	-	-	-	-	257,325
Total	268,905	-	107,560	102,908	102,350	102,350	684,073

Movement in corporate debt
The following table details the movement in Corporate debt for the year 2018, split between cash and non-cash items:

	January 1, 2018	Cash Flow	Non-cash changes	December 31, 2018
Corporate debt	643,083	14,403	26,587	684,073